ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 3,216	$ 2,852
Loans and notes payable	963	226
Derivative liabilities	977	167
Deferred revenue	473	436
Lease liabilities	46	163
Other liabilities	66	33
Total accounts payable and other liabilities	$ 5,741	$ 3,877